Other Non Financial Assets and Liabilities -Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019
Disclosure Of Financial Assets [Line Items]
Provision for loss	$ 0	$ 0
Enel Distribución Ceara
Disclosure Of Financial Assets [Line Items]
Assets			$ 360,000
Tax credit recovery	45 months
Enel Distribucion Sao Paulo S.A. (ex Eletropaulo) (Distribucion) [Member]
Disclosure Of Financial Assets [Line Items]
Assets			$ 1,244,000
Tax credit recovery	52 months
Contributions fund to Enel Distribución Goiás
Disclosure Of Financial Assets [Line Items]
Provision for loss	$ 110,774